OPERATING LEASE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING LEASE ASSETS
Right-of-use ("ROU") assets, gross	$ 603,942	$ 603,942
Change in right-of-use ("ROU") assets, gross amount	0	(47,138)
Depreciation	(603,942)	(434,997)
Change in depreciation, amount	$ (168,945)
Change in depreciation, percentage	38.84%
Right-of-use ("ROU") assets, net	$ 0	$ 168,945
Change in right-of-use ("ROU") assets, net amount	$ (168,945)
Change in right-of-use ("ROU") assets, net percentage	100.00%